Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss) income	$ (90)	$ 401	$ 424
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Depreciation and amortization	267	257	261
Amortization of deferred financing costs and issuance discount	8	0	0
Other operating charges and credits, net	7	18	13
Loss (gain) on sale of assets and businesses	9	(40)	(7)
Equity in earnings of affiliates, net of dividends received of $23, $19 and $19	0	1	(1)
Deferred tax benefit	(198)	(22)	(14)
Asset related charges	206	0	0
(Increase) decrease in operating assets:
Accounts and notes receivable - trade, net	(64)	4	(37)
Inventories and other operating assets	19	(29)	(75)
Increase (decrease) in operating liabilities:
Accounts payable and other operating liabilities	18	(85)	234
Cash provided by operating activities	182	505	798
Investing activities
Purchases of property, plant and equipment	(519)	(604)	(438)
Proceeds from sales of assets, net	12	32	14
Foreign exchange contract settlements	42	0	0
Investment in affiliates	(32)	(8)	0
Other investing activities	0	20	0
Cash used for investing activities	(497)	(560)	(424)
Financing activities
Proceeds from issuance of debt, net	3,491	0	0
Debt repayments	(10)	0	0
Dividends paid	(105)	0	0
Debt issuance costs	(79)	0	0
Cash provided at separation by DuPont	247	0	0
Net transfers (to) from DuPont	(2,857)	55	(374)
Cash provided by (used for) financing activities	687	55	(374)
Effect of exchange rate changes on cash	(6)	0	0
Increase in cash	366	0	0
Cash at beginning of year	0	0	0
Cash at end of year	366	0	0
Cash paid during the year for:
Interest, net of amounts capitalized	103	0	0
Income taxes, net of refunds	53	0	0
Non-cash change in property, plant and equipment included in accounts payable	$ 45	$ (11)	$ 0